Investment Held to Maturity	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment Held to Maturity
4.	Investment Held to Maturity
The Company had a certificate of deposit that matured in September 2020 . The investment was recorded at cost including credited interest at 1.98 % per annum.